                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

1.   Name and address of issuer:
     The Galaxy Fund
     440 Lincoln Street, MB 105
     Worcester, MA  01653


2.   Name of each series or class of funds for which this notice is filed:
     Money Market Fund - Class A shares of beneficial interest
     Tax-Exempt Fund - Class E shares of beneficial interest
     Government Fund - Class B shares of beneficial interest
     U.S. Treasury Fund - Class F shares of beneficial interest
     Equity Value Fund - Class C shares of beneficial interest
     Equity Growth Fund - Class H shares of beneficial interest
     Equity Income Fund - Class I shares of beneficial interest
     International Equity Fund - Class G shares of beneficial interest Intermediate Bond Fund - Class D shares of beneficial interest
     High Quality Bond Fund - Class J shares of beneficial interest
     Short-Term Bond Fund - Class L shares of beneficial interest
     Asset Allocation Fund - Class N shares of beneficial interest
     Small Company Equity Fund - Class K shares of beneficial interset Tax-Exempt Bond Fund - Class M shares of beneficial interest
     New York Municipal Bond Fund - Class O shares of beneficial interest Connecticut Municipal Bond Fund- Class P shares of beneficial interest Massachusetts Municipal Bond Fund - Class Q shares of beneficial interest Rhode Island Municipal Bond Fund - Class R shares of beneficial interest Institutional Treasury Money Market Fund - Class S shares of beneficial interest
     Corporate Bond Fund - Class T shares of beneficial interest

3.   Investment Company Act File Number:  811-4636

     Securities Act File Number:  33-4806


4.   Last day of fiscal year for which this notice is filed:  October 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


                                                                        [_]

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable: N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

     None

9.   Number and aggregate sale price of securities sold during the fiscal year:

                                                              Aggregate
                                         Shares              Dollar Amount
                                         ------              -------------
     Money Market Fund                   3,015,170,895       $3,015,170,895
     Tax-Exempt Fund                       485,396,001          485,396,001
     Government Fund                     2,560,962,130        2,560,962,130
     U.S. Treasury Fund                  1,272,416,840        1,272,416,840
     Equity Value Fund                       5,427,032           71,504,435
     Equity Growth Fund                      6,882,045          107,545,621
     Equity Income Fund                      2,222,785           30,686,599
     International Equity Fund               3,512,728           44,510,573
     Intermediate Bond Fund                  3,071,436           30,778,111
     High Quality Bond Fund                  4,412,649           44,505,731
     Short-Term Bond Fund                    1,830,005           18,196,163
     Asset Allocation Fund                   3,259,160           38,831,603
     Small Company Equity Fund              18,060,981          252,240,688
     Tax-Exempt Bond Fund                    1,467,994           15,374,590
     New York Municipal Bond Fund            1,353,443           14,014,030
     Connecticut Municipal Bond
      Fund                                     365,731            3,593,180
     Massachusetts Municipal
      Bond Fund                                718,177            6,873,584
     Rhode Island Municipal Bond Fund        1,056,796           10,940,054
     Institutional Treasury Money
      Market Fund                        1,683,995,336        1,683,995,336
     Corporate Bond Fund                     3,956,883           39,666,165

           TOTAL                         9,075,539,047       $9,747,202,329

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                                              Aggregate
                                         Shares              Dollar Amount
                                         ------              -------------
     Money Market Fund                   3,015,170,895       $3,015,170,895
     Tax-Exempt Fund                       485,396,001          485,396,001
     Government Fund                     2,560,962,130        2,560,962,130
     U.S. Treasury Fund                  1,272,416,840        1,272,416,840
     Equity Value Fund                       5,427,032           71,504,435
     Equity Growth Fund                      6,882,045          107,545,621
     Equity Income Fund                      2,222,785           30,686,599
     International Equity Fund               3,512,728           44,510,573
     Intermediate Bond Fund                  3,071,436           30,778,111
     High Quality Bond Fund                  4,412,649           44,505,731
     Short-Term Bond Fund                    1,830,005           18,196,163
     Asset Allocation Fund                   3,259,160           38,831,603
     Small Company Equity Fund              18,060,981          252,240,688
     Tax-Exempt Bond Fund                    1,467,994           15,374,590
     New York Municipal Bond Fund            1,353,443           14,014,030
     Connecticut Municipal Bond
      Fund                                     365,731            3,593,180
     Massachusetts Municipal
      Bond Fund                                718,177            6,873,584
     Rhode Island Municipal Bond Fund        1,056,796           10,940,054
     Institutional Treasury Money
      Market Fund                        1,683,995,336        1,683,995,336
     Corporate Bond Fund                     3,956,883           39,666,165

           TOTAL                         9,075,539,047       $9,747,202,329

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                                              Aggregate
                                         Shares              Dollar Amount
                                         ------              -------------
     Money Market Fund                      27,821,184       $   27,821,184
     Tax-Exempt Fund                         3,602,947            3,602,947
     Government Fund                        13,693,342           13,693,342
     U.S. Treasury Fund                     13,037,178           13,037,178
     Equity Value Fund                       1,820,555           21,853,513
     Equity Growth Fund                        535,966            7,680,827
     Equity Income Fund                        280,312            3,571,463
     International Equity Fund                  82,941            1,008,563
     Intermediate Bond Fund                    748,129            7,459,063
     High Quality Bond Fund                    646,229            6,512,393
     Short-Term Bond Fund                      270,195            2,668,970
     Asset Allocation Fund                     276,919            3,166,682
     Small Company Equity Fund                  95,275            1,115,273
     Tax-Exempt Bond Fund                      115,025            1,196,819
     New York Municipal Bond Fund              148,112            1,532,026
     Connecticut Municipal Bond
      Fund                                      54,750              529,628
     Massachusetts Municipal
      Bond Fund                                 42,620              407,103
     Rhode Island Municipal Bond Fund           11,026              115,793
     Institutional Treasury Money
      Market Fund                            2,162,560            2,162,560
     Corporate Bond Fund                       195,224            2,040,905

           TOTAL                            65,640,489       $  121,176,232

12.  Calculation of registration fee:

     (i)      Aggregate sale price of securities sold during
              the fiscal year in reliance on Rule 24f-2 (from Item 10):   $ 9,747,202,329

     (ii)     Aggregate price of shares issued in connection with             121,176,232
              dividend reinvestment plans (from Item 11, if applicable):

     (iii)    Aggregate price of shares redeemed or repurchased during     -9,193,464,446 **
              the fiscal year (if applicable):

     (iv)     Aggregate price of shares redeemed or repurchased and                    +0
              previously applied as a reduction to filing fees
              pursuant to Rule 24e-2 (if applicable):

     (v)      Net aggregate price of securities sold and issued during        674,914,115
              the fiscal year in reliance on Rule 24f-2 [line (i), plus
              line (ii), less line (iii), plus line (iv)] (if applicable):

     (vi)     Multiplier prescribed by Section 6(b) of the Securities Act    x 1/29 of 1%
              of 1933 or other applicable law or regulation (see Instruction
              C.6):  "1/2900"

     (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:         $232,729.01
                                                                              ===========

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                        [_]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: November 14, 1995; December 1, 1995 and December 6, 1995

                                  SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)* /s/ Neil Forrest
                              --------------------------------------------------
      Neil Forrest, Vice President
     ---------------------------------------------------------------------------
     Date December 7, 1995
         -----------------------

     *Please print the name and title of the signing officer below the signature.

                                               Number of Shares               Price of Shares
                                                 Redeemed or                    Redeemed or
**                                               Repurchased                    Repurchased
                                               ----------------               ----------------
 Money Market Fund                               2,925,612,839                 2,925,612,839
 Tax-Exempt Fund                                   452,282,998                   452,282,998
 Government Fund                                 2,334,353,606                 2,334,353,606
 U.S. Treasury Fund                              1,162,933,354                 1,162,933,354
 Equity Value Fund                                   6,129,632                    80,977,166
 Equity Growth Fund                                  7,896,365                   120,288,775
 Equity Income Fund                                  2,360,410                    31,725,501
 International Equity Fund                           3,088,133                    38,529,574
 Intermediate Bond Fund                              9,688,135                    95,924,092
 High Quality Bond Fund                              4,808,114                    47,783,220
 Short-Term Bond Fund                                3,070,273                    30,198,852
 Asset Allocation Fund                               4,621,474                    52,505,578
 Small Company Equity Fund                          17,436,601                   242,600,832
 Tax-Exempt Bond Fund                                2,901,925                    29,631,963
 New York Municipal Bond Fund                        2,122,064                    21,522,668
 Connecticut Municipal Bond Fund                       691,069                     6,513,962
 Massachusetts Municipal Bond Fund                     750,629                     7,035,195
 Rhode Island Municipal Bond Fund                       51,043                       532,866
 Institutional Treasury Money Market Fund        1,505,704,152                 1,505,704,152
 Corporate Bond Fund                                   671,397                     6,807,253
         TOTAL                                   8,447,174,212                $9,193,464,446